SIGNIFICANT ACCOUNTING POLICIES - New Accounting Pronouncements (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements
New accounting guidance, cumulative effect		$ (2.8)	$ (43.6)	$ 1.9
Operating lease assets		$ 466.7
Accounting Standards Update 2018-02
New Accounting Pronouncements
New accounting guidance, cumulative effect	$ 61.2
Accounting Standards Update Codification Topic 842 Leases
New Accounting Pronouncements
New accounting guidance, cumulative effect	$ (2.8)
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Land Easement [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	true
Operating lease assets	$ 572.2
Operating lease liabilities	575.0
Accounting Standards Update Codification Topic 842 Leases | Discontinued Operations
New Accounting Pronouncements
New accounting guidance, cumulative effect	0.4
Operating lease assets	111.8
Operating lease liabilities	$ 112.2